Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents

	12.31.2017	12.31.2016
Cash at bank and in hand	1,570	591
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,176	1,180
Other investment funds	17	131

	1,193	1,311
- Abroad
Time deposits	6,237	3,085
Automatic investing accounts and interest checking accounts	11,287	9,780
U.S. Treasury bills	—	5,217
Other financial investments	2,232	1,221

	19,756	19,303
Total short-term financial investments	20,949	20,614

Total cash and cash equivalents	22,519	21,205

Schedule of Marketable Securities

Marketable securities

	12.31.2017			12.31.2016
	In Brazil	Abroad	Total	In Brazil
Trading securities	1,067	—	1,067	784
Available-for-sale securities	153	609	762	—
Held-to-maturity securities	120	—	120	90

Total	1,340	609	1,949	874

Current	1,276	609	1,885	784
Non-current	64	—	64	90